Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2025
Nature of Business and Organization [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Background	Ownership
Subsidiaries:
China International Assets and Equity of Artworks Exchange Limited (“International Culture”)	● A Hong Kong company ● Incorporated on November 22, 2013, commenced operations in March 2018. ● Engages in providing an online platform that facilitates e-commerce of collectible and artwork trading	100%

HKDAEx Limited (“HKDAEx”)	● A Hong Kong company ● Incorporated on April 18, 2018 ● Engages in providing an online platform that facilitates e-commerce of certain commodities trading	100% Disposed in December 2024*

Oriental Culture BVI	● A British Virgin Islands company ● Incorporated on December 6, 2018	100%

Oriental Culture HK	● A Hong Kong company ● Incorporated on January 3, 2019	100% owned by Oriental Culture BVI

WFOE	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on May 7, 2019 ● Holding company of Nanjing Yanyu and Nanjing Yanqing	100% owned by Oriental Culture HK

Nanjing Yanyu Information Technology Co., Ltd. (“Nanjing Yanyu”)	● A PRC limited liability company ● Incorporated on June 7, 2018 ● Provides support services to Jiangsu Yanggu, International Culture, HKDAEx, Kashi Longrui and Kashi Dongfang	100% owned by Jiangsu Yanggu

Nanjing Yanqing Information Technology Co., Ltd. (“Nanjing Yanqing”)	● A PRC limited liability company ● Incorporated on May 17, 2018 ● Holding company of Kashi Longrui and Kashi Dongfang	100% owned by Jiangsu Yanggu

Kashi Longrui Business Management Service Co., Ltd. (“Kashi Longrui”)	● A PRC limited liability company ● Incorporated on July 19, 2018 ● Operating entity provides marketing services	100% owned by Nanjing Yanqing

Kashi Dongfang Cangpin Culture Development Co., Ltd. (“Kashi Dongfang”)	● A PRC limited liability company ● Incorporated on August 29, 2018 ● Operating entity provides listing and warehouse services	100% owned by Nanjing Yanqing

Hainan Yanqing Information Technology Co., Ltd. (“Hainan Yanqing”)	● A PRC limited liability company ● Incorporated on June 26, 2025 ● Doesn’t have any operation.	100% owned by Nanjing Yanqing

Fromer VIE:
Jiangsu Yanggu	● A PRC limited liability company ● Incorporated on August 23, 2017, commenced operations in March 2018. ● Disposed on November 11, 2025	Former VIE of WFOE

*	The Company disposed HKDAEx in December 2024 and recognized $25,098 gain on this disposal. As the disposal of HKDAEx does not represent strategic change according with ASC 360, the Company did not report such disposals as discontinued operations.